Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of property and equipment, net
Category	Estimated useful life
Leasehold improvement	Shorter of the lease term or estimated economic life
Building	20 years
Furniture	5 years
Office equipment	3 years
Vehicles	5 years

Category	Estimated useful life
Leasehold improvement	Shorter of the lease term or estimated economic life
Building	20 years
Furniture	5 years
Office equipment	3 years
Vehicles	5 years

Schedule of intangible assets are amortized using the straight-line
Category	Estimated useful life
Brand name	5 years
Customer relationship	3 – 5 years
Software	5 years
Patent	19 years

Schedule of operating lease income from fixed payments and variable lease income
	For the six months ended June 30,
	2020	2021
	RMB	RMB
	(unaudited)	(unaudited)
Operating lease income from fixed payments	236,172	181,581
Variable operating lease income	2,832	3,498
Total	239,004	185,079

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Operating lease income from fixed payments	393,285	555,187	417,816
Variable operating lease income	1,071	2,807	5,168
Total	394,356	557,994	422,984

Schedule of lease payments receivable
As of June 30, 2021
RMB
(unaudited)
2022	232,746
2023	71,883
2024	33,978
2025	22,909
2026	18,425
Thereafter	191,153
Total	571,094

As of December 31, 2020
RMB
2021	184,547
2022	80,011
2023	52,268
2024	32,206
2025	20,787
Thereafter	344,141
Total	713,960